Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Deferred Tax Assets [Abstract]
Deferred tax assets	$ 5,169	$ 452
Total deferred tax assets	$ 5,169	$ 452